Investment in Unconsolidated Joint Ventures (FY) (Details) $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) property	Dec. 31, 2018 USD ($) property	Jun. 30, 2019 USD ($) property	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) property	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Nov. 16, 2018 USD ($)	Nov. 09, 2018
Schedule of Equity Method Investments [Line Items]
Distributions and proceeds from unconsolidated joint venture								$ 161,846	$ 0	$ 0
Debt contributed to joint venture								175,000	0	$ 0
Gain on sale of properties, net				$ (1,266)	$ 985	$ 5,855	$ 985	$ 16,757	1,760
Number of real estate properties | property		303	303	298		298		303
Investment balance				$ 42,418		$ 42,418			$ 0			$ 45,651
Return of investment in unconsolidated joint ventures						2,257	0
Loss from unconsolidated joint ventures						$ 976	$ 0
Grocery Retail Partners I
Schedule of Equity Method Investments [Line Items]
Fair value of property contributed or sold	$ 359,000							$ 359,000
Equity method investment, ownership percentage				15.00%		15.00%					15.00%			15.00%
Distributions and proceeds from unconsolidated joint venture	$ 161,800							161,800
Debt contributed to joint venture								175,000
Fair value of debt contributed to joint venture								165,000
Gain on sale of properties, net								$ 92,500
Number of real estate properties		17	17	17		17		17			17			17
Investment balance				$ 27,964		$ 27,964						29,453
Return of investment in unconsolidated joint ventures				509		1,424
Loss from unconsolidated joint ventures				$ (52)		$ (65)
Grocery Retail Partners I | Joint Ventures
Schedule of Equity Method Investments [Line Items]
Number of real estate properties											17
Investment balance												29,453
Return of investment in unconsolidated joint ventures		$ 0
Loss from unconsolidated joint ventures		$ 35
Grocery Retail Partners I | Co-venturer Northwestern Mutual
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage											85.00%
Payments to acquire interest in joint venture								$ 167,100
Necessity Retail Partners
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage				20.00%		20.00%					20.00%		20.00%
Equity method investment, amount contributed prior to ownership													$ 17,500
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity				$ 5,317		$ 5,317						6,026	$ 6,200
Number of real estate properties		13	13	13		13		13			13		13
Investment balance				$ 14,454		$ 14,454						16,198
Return of investment in unconsolidated joint ventures				551		833
Loss from unconsolidated joint ventures				$ (114)		$ (202)
Necessity Retail Partners | Maximum
Schedule of Equity Method Investments [Line Items]
Payments to acquire interest in joint venture								$ 50,000
Necessity Retail Partners | Joint Ventures
Schedule of Equity Method Investments [Line Items]
Number of real estate properties											13
Investment balance												16,198
Return of investment in unconsolidated joint ventures			$ 200
Loss from unconsolidated joint ventures			$ 250
Necessity Retail Partners | REIT II
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity													$ 6,200
Equity Method Investment, Acquisition Costs Unamortized Balance												$ 6,000